Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	229,098,987	216,079,811
Preferred stock, shares issued	18,670,328	17,510,045
Preferred stock, shares outstanding	18,670,328	17,510,045
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	325,000,000	325,000,000
Common stock, shares issued	1,824,852	1,627,032
Common stock, shares outstanding	1,824,852	1,627,032